Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Beginning Balance	$ 1,487
Other comprehensive income (loss) before reclassifications, net of $1,292 tax effect	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of $202 tax effect	321
Net current-period other comprehensive loss	2,049	707	(1,859)
Ending Balance	$ (562)	$ 1,487